Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Non-Current Assets [Abstract]
Equity investment	$ 54,289	$ 41,372
Prepayment of brand authorization	4,600,000	4,600,000
Prepaid consulting fees or other expenses	16,430	462,967
Security deposit		16,260
Other long-term receivables	195,477
Total	4,866,196	5,120,599
Impairment	(4,600,000)
Other non-current assets	$ 266,196	$ 5,120,599